revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Contract assets
Contract assets at beginning of period	$ 790	$ 803	$ 837	$ 850
Net additions arising from operations	332	311	632	583
Amounts billed in the period and thus reclassified to accounts receivable	(360)	(331)	(708)	(655)
Change in impairment allowance, net	1	2	2	5
Other		(1)		1
Contract assets at end of period	763	784	763	784
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	537	537	537	537
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(16)	(12)	(16)	(12)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(114)	(113)	(114)	(113)
Current contract assets	407	412	407	412	$ 443
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period			571
Contract assets at end of period	537	537	537	537
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period			248
Contract assets at end of period	205	229	205	229
Thereafter
Contract assets
Contract assets at beginning of period			18
Contract assets at end of period	$ 21	$ 18	$ 21	$ 18